Consolidated Statement of Operations and Comprehensive Loss shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Revenue
Subscription and services	$ 19,114	$ 25,311
Interest revenue	25,131	34,494
Total revenue	44,245	59,805
Cost of revenue
Provision for loan losses, net of recoveries	8,334	18,162
Transaction costs	414	625
Cost of revenue	8,748	18,787
Gross profit	35,497	41,018
Operating expenses
Technology and development	12,989	14,989
Marketing	4,831	9,412
Customer service and operations	6,185	8,787
General and administration	10,353	11,484
Total operating expenses	34,358	44,672
Income (loss) from operations	1,139	(3,654)
Other expenses (income)
Credit facility interest expense	6,194	11,316
Debenture and other financing expense	6,170	7,710
Accretion related to debentures and convertible debentures	963	761
Gain on acquisition, net of transaction costs		(13,141)
Revaluation (gains) and losses	2,426	(18)
Other non-operating (income) expenses	(1,169)	543
Other expenses (income)	14,584	7,171
Net loss and comprehensive loss	$ (13,445)	$ (10,825)
Net loss per share
Basic and fully diluted | $ / shares	$ (0.47)	$ (0.42)
Weighted average number of basic and fully diluted common shares (in 000’s) | shares	28,873	25,545